Condensed Financial Information of the Parent Company - Schedule of Balance Sheet (Parentheticals) (Details) - Parent Company [Member] - $ / shares	Mar. 31, 2025	Mar. 31, 2024
Condensed Balance Sheet Statements, Captions [Line Items]
Preferred share, par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred share, shares authorized	1,000,000	1,000,000
Preferred share, shares issued
Preferred share, shares outstanding
Ordinary shares, par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	99,000,000	99,000,000
Ordinary shares, shares issued	3,604,015	1,568,456
Ordinary shares, shares outstanding	3,604,015	1,568,456